Equity (Details 2) $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
		Mar. 31, 2016 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of changes in equity [Line Items]
Opening balance			$ 43,560,501	$ 43,100,963	$ 48,534,228
Profit attributable to owners of Ecopetrol’s shareholders			7,969,394	3,247,480	(6,288,979)
Allocation to reserves		$ 3,869,907
Dividends declared			(1,497,178)	(1,029,612)	(6,183,572)
Legal reserve used to offset previous year loss			0	0	0
Other movements			(1,111)	(29,723)	87
Closing balance			48,215,699	43,560,501	43,100,963
Retained earnings and dividends [member]
Disclosure of changes in equity [Line Items]
Opening balance			(402,462)	(6,814,432)
Profit attributable to owners of Ecopetrol’s shareholders			7,178,539	2,447,881
Release of reserves			289,164	406,983
Allocation to reserves			(908,189)	(289,164)
Dividends declared	[1]		(945,684)	0
Legal reserve used to offset previous year loss	[2]		0	3,869,907
Other movements			(1,066)	(23,637)
Closing balance			$ 5,210,302	$ (402,462)	$ (6,814,432)

[1]	The Company distributes dividends based on its separate annual financial statements, prepared under International Financial Reporting Standards accepted in Colombia (NCIF, by its acronym in Spanish). The Ordinary General Shareholders' Meeting, held on March 31, 2017, approved the proposal for profit distribution proposal for 2016 and set the distribution of dividends of COP$945,684. Dividends paid in 2017 attributable to the shareholders of Ecopetrol S.A. amounted to COP$945,661 (2016 - COP$690,177) and those of the non-controlling interest of subsidiary companies to COP $ 558,986 (2016 - COP$1,022,121).
[2]	The Ordinary General Meeting of Shareholders, held on March 31, 2016, approved the proposal for profit distribution, which established that there would be no distribution for the year 2015, given the net loss occurred in that year; in addition, the shareholders voted to use the legal reserve to offset this loss, as permitted by the Article 456 of the Colombian Code of Commerce. The amount of losses offset by releases from the legal reserve after tax and mandatory allocations amounted to COP$3,869,907.